ENTITY-WIDE DISCLOSURES	6 Months Ended
Jun. 30, 2023
Entity Wide Disclosures [Abstract]
ENTITY-WIDE DISCLOSURES	ENTITY-WIDE DISCLOSURES
The Group has one reportable operating segment, the manufacturing and sales of electric vehicles in Canada and in the United States.
The Group's revenue from external customers is divided into the following geographical areas:

	Three months ended		Six months ended
	June 30, 2023	June 30, 2022	June 30, 2023	June 30, 2022
Revenue from external customers	$	$	$	$
Canada	45,969,065	24,549,083	98,406,034	45,575,957
United States	12,046,778	4,971,933	14,313,214	6,591,852
	58,015,843	29,521,016	112,719,248	52,167,809
During the three months ended June 30, 2023, there were no significant customers (three months ended June 30, 2022: 41.4% of the Group's revenue depended on one customer). During the six months ended June 30, 2023, there were no significant customers (six months ended June 30, 2022: 41.1% of the Group's revenue depended on one customer).
14 - ENTITY-WIDE DISCLOSURES (CONTINUED)
The Group’s non-current assets are allocated to geographic areas as follows:

	June 30, 2023
	Canada	United States	Total
	$	$	$
Other non-current assets	782,197	287,648	1,069,845
Property, plant and equipment	84,928,648	91,253,581	176,182,229
Right-of-use assets	33,873,697	47,901,966	81,775,663
Intangible assets	175,516,114	8,258,766	183,774,880
Contract asset	13,514,341	—	13,514,341
	308,614,997	147,701,961	456,316,958

	December 31, 2022
	Canada	United States	Total
	$	$	$
Other non-current assets	708,440	364,786	1,073,226
Property, plant and equipment	81,602,840	79,153,488	160,756,328
Right-of-use assets	10,836,851	49,671,503	60,508,354
Intangible assets	144,213,010	7,151,013	151,364,023
Contract asset	13,211,006	—	13,211,006
	250,572,147	136,340,790	386,912,937

Geographical areas are determined according to where the sales take place and according to the location of the long-term assets.